ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
One Choice Portfolio: Very Conservative
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	INVESTOR CLASS	R Class
Maximum Account Fee American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: VERY CONSERVATIVE	25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: VERY CONSERVATIVE	INVESTOR CLASS	R Class
Management Fees (as a percentage of Assets)	none	none
Distribution and Service (12b-1) Fees	none	0.50%
Other Expenses (as a percentage of Assets):	none	none
Acquired Fund Fees and Expenses	0.66%	0.66%
Expenses (as a percentage of Assets)	0.66%	1.16%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: VERY CONSERVATIVE (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	68	212	368	823
R Class	118	369	639	1,409

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies
One Choice Portfolio: Very Conservative is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in fixed-income securities and cash equivalents, but maintains a portion of the fund’s assets in equity securities.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term.

Equity Securities (Stock Funds)	25.00%	Fixed-Income Securities (Bond Funds)	52.00%
Core Equity Plus Fund	1.00%	Diversified Bond Fund	26.00%
Equity Growth Fund	4.00%	Global Bond Fund	8.00%
Growth Fund	2.50%	Inflation-Adjusted Bond Fund	10.00%
Heritage Fund	1.50%	International Bond Fund	8.00%
Large Company Value Fund	7.00%
Mid Cap Value Fund	5.00%	Cash Equivalents (Money Market Funds)	23.00%
NT Disciplined Growth Fund	1.00%	Prime Money Market Fund	23.00%
Real Estate Fund	2.00%
Small Company Fund	1.00%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	20-30%	45-55%	15-35%
However, in light of the current extreme low interest rate environment for cash equivalent (money market) securities, the managers have reallocated a portion of the fund’s assets from money market funds to short-term bond funds. This shift will cause the fund to temporarily deviate from the neutral mix and operating ranges listed above. During this period, the fund’s investments generally will be allocated as indicated in the following table, subject to any further adjustments deemed appropriate by the managers in light of changing market conditions. Over the long term, the managers expect to reallocate the fund’s assets back toward the neutral mix.

Equity Securities (Stock Funds)	25.00%	Fixed-Income Securities (Bond Funds)	67.00%
Core Equity Plus Fund	1.00%	Diversified Bond Fund	26.00%
Equity Growth Fund	4.00%	Global Bond Fund	8.00%
Growth Fund	2.50%	Inflation-Adjusted Bond Fund	10.00%
Heritage Fund	1.50%	International Bond Fund	8.00%
Large Company Value Fund	7.00%	Short Duration Fund	7.00%
Mid Cap Value Fund	5.00%	Short Duration Inflation Protection Bond Fund	8.00%
NT Disciplined Growth Fund	1.00%
Real Estate Fund	2.00%	Cash Equivalents (Money Market Funds)	8.00%
Small Company Fund	1.00%	Prime Money Market Fund	8.00%

Principal Risks

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 6.20% Lowest Performance Quarter (4Q 2008): -3.97%
Average Annual Total Returns For the calendar year ended December 31, 2014
Average Annual Total Returns American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: VERY CONSERVATIVE	Label	1 Year		5 Years		10 Years		Inception Date
INVESTOR CLASS	Investor Class Return Before Taxes	5.54%		5.66%		4.70%		Sep. 30, 2004
INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	4.40%		4.79%		3.67%		Sep. 30, 2004
INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.46%		4.14%		3.34%		Sep. 30, 2004
R Class	R Class Return Before Taxes	5.00%	[1]	5.13%	[1]	4.18%	[1]	Mar. 20, 2015
Russell 3000 Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.56%		15.62%		7.94%
Barclays US Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%		4.45%		4.71%
[1]	Historical performance for R Class prior to its inception is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE PORTFOLIO: CONSERVATIVE
One Choice Portfolio: Conservative
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	INVESTOR CLASS	R CLASS
Maximum Account Fee American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: CONSERVATIVE	25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: CONSERVATIVE	INVESTOR CLASS	R CLASS
Management Fees (as a percentage of Assets)	none	none
Distribution and Service (12b-1) Fees	none	0.50%
Other Expenses (as a percentage of Assets):	none	none
Acquired Fund Fees and Expenses	0.75%	0.75%
Expenses (as a percentage of Assets)	0.75%	1.25%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: CONSERVATIVE (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	77	240	417	931
R CLASS	128	397	687	1,511

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies
One Choice Portfolio: Conservative is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in fixed-income securities and cash equivalents, but maintains a sizeable portion of the fund’s assets in equity securities.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	45.00%	Fixed-Income Securities (Bond Funds)	47.00%
Core Equity Plus Fund	2.00%	Diversified Bond Fund	24.50%
Equity Growth Fund	7.00%	Global Bond Fund	7.00%
Growth Fund	4.75%	Inflation-Adjusted Bond Fund	9.00%
Heritage Fund	3.25%	International Bond Fund	6.50%
International Growth Fund	5.50%
Large Company Value Fund	7.00%	Cash Equivalents (Money Market Funds)	8.00%
Mid Cap Value Fund	6.00%	Prime Money Market Fund	8.00%
NT Disciplined Growth Fund	1.50%
NT Global Real Estate Fund	2.00%
NT International Small-Mid Cap Fund	1.00%
NT International Value Fund	3.50%
Small Company Fund	1.50%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	39-51%	38-52%	5-20%

Principal Risks

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter (3Q 2009): 9.27% Lowest Performance Quarter (4Q 2008): -8.82%
Average Annual Total Returns For the calendar year ended December 31, 2014
Average Annual Total Returns American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: CONSERVATIVE	Label	1 Year		5 Years		10 Years		Inception Date
INVESTOR CLASS	Investor Class Return Before Taxes	6.73%		8.10%		5.79%		Sep. 30, 2004
INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	5.67%		7.34%		4.86%		Sep. 30, 2004
INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.11%		6.13%		4.29%		Sep. 30, 2004
R CLASS	R Class Return Before Taxes	6.16%	[1]	7.57%	[1]	5.26%	[1]	Mar. 20, 2015
Russell 3000 Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.56%		15.62%		7.94%
Barclays US Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%		4.45%		4.71%
[1]	Historical performance for R Class prior to its inception is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE PORTFOLIO: MODERATE
One Choice Portfolio: Moderate
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	INVESTOR CLASS	R CLASS
Maximum Account Fee American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: MODERATE	25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: MODERATE	INVESTOR CLASS	R CLASS
Management Fees (as a percentage of Assets)	none	none
Distribution and Service (12b-1) Fees	none	0.50%
Other Expenses (as a percentage of Assets):	none	none
Acquired Fund Fees and Expenses	0.86%	0.86%
Expenses (as a percentage of Assets)	0.86%	1.36%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: MODERATE (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	88	275	477	1,061
R CLASS	139	431	745	1,634

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies
One Choice Portfolio: Moderate is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in equity securities, but maintains a sizeable portion of the fund’s assets in fixed-income securities and cash equivalents.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	64.00%	Fixed-Income Securities (Bond Funds)	31.00%
Core Equity Plus Fund	4.00%	Diversified Bond Fund	15.00%
Emerging Markets Fund	4.00%	Global Bond Fund	5.00%
Equity Growth Fund	11.00%	High-Yield Fund	3.00%
Growth Fund	7.00%	Inflation-Adjusted Bond Fund	6.00%
Heritage Fund	5.00%	International Bond Fund	2.00%
International Growth Fund	6.50%
Large Company Value Fund	8.50%	Cash Equivalents (Money Market Funds)	5.00%
Mid Cap Value Fund	5.50%	Prime Money Market Fund	5.00%
NT Disciplined Growth Fund	2.00%
NT Global Real Estate Fund	2.00%
NT International Small-Mid Cap Fund	1.50%
NT International Value Fund	5.00%
Small Company Fund	2.00%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	53-73%	21-41%	0-15%

Principal Risks

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 11.86% Lowest Performance Quarter (4Q 2008): -14.20%
Average Annual Total Returns For the calendar year ended December 31, 2014
Average Annual Total Returns American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: MODERATE	Label	1 Year		5 Years		10 Years		Inception Date
INVESTOR CLASS	Investor Class Return Before Taxes	6.98%		9.83%		6.66%		Sep. 30, 2004
INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	6.06%		9.17%		5.82%		Sep. 30, 2004
INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.14%		7.58%		5.07%		Sep. 30, 2004
R CLASS	R Class Return Before Taxes	6.47%	[1]	9.28%	[1]	6.12%	[1]	Mar. 20, 2015
Russell 3000 Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.56%		15.62%		7.94%
Barclays US Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%		4.45%		4.71%
[1]	Historical performance for R Class prior to its inception is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE PORTFOLIO: AGGRESSIVE
One Choice Portfolio: Aggressive
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	INVESTOR CLASS	R CLASS
Maximum Account Fee American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: AGGRESSIVE	25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: AGGRESSIVE	INVESTOR CLASS	R CLASS
Management Fees (as a percentage of Assets)	none	none
Distribution and Service (12b-1) Fees	none	0.50%
Other Expenses (as a percentage of Assets):	none	none
Acquired Fund Fees and Expenses	0.96%	0.96%
Expenses (as a percentage of Assets)	0.96%	1.46%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: AGGRESSIVE (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	98	306	532	1,178
R CLASS	149	462	798	1,745

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies
One Choice Portfolio: Aggressive is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in equity securities, but maintains a portion of the fund’s assets in fixed-income securities and cash equivalents.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	79.00%	Fixed-Income Securities (Bond Funds)	20.00%
Core Equity Plus Fund	4.50%	Diversified Bond Fund	8.00%
Emerging Markets Fund	6.50%	Global Bond Fund	3.00%
Equity Growth Fund	10.00%	High-Yield Fund	5.00%
Growth Fund	10.50%	Inflation-Adjusted Bond Fund	4.00%
Heritage Fund	7.50%
International Growth Fund	8.50%	Cash Equivalents (Money Market Funds)	1.00%
Large Company Value Fund	9.50%	Prime Money Market Fund	1.00%
Mid Cap Value Fund	5.75%
NT Disciplined Growth Fund	3.00%
NT Global Real Estate Fund	3.00%
NT International Small-Mid Cap Fund	2.00%
NT International Value Fund	6.00%
Small Company Fund	2.25%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	60-90%	10-30%	0-15%

Principal Risks

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 13.90% Lowest Performance Quarter (4Q 2008): -18.80%
Average Annual Total Returns For the calendar year ended December 31, 2014
Average Annual Total Returns American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: AGGRESSIVE	Label	1 Year		5 Years		10 Years		Inception Date
INVESTOR CLASS	Investor Class Return Before Taxes	7.31%		11.16%		7.21%		Sep. 30, 2004
INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	6.14%		10.54%		6.44%		Sep. 30, 2004
INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.60%		8.72%		5.59%		Sep. 30, 2004
R CLASS	R Class Return Before Taxes	6.77%	[1]	10.60%	[1]	6.68%	[1]	Mar. 20, 2015
Russell 3000 Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.56%		15.62%		7.94%
Barclays US Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%		4.45%		4.71%
[1]	Historical performance for R Class prior to its inception is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE
One Choice Portfolio: Very Aggressive
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	INVESTOR CLASS	R CLASS
Maximum Account Fee American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: VERY AGGRESSIVE	25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: VERY AGGRESSIVE	INVESTOR CLASS	R CLASS
Management Fees (as a percentage of Assets)	none	none
Distribution and Service (12b-1) Fees	none	0.50%
Other Expenses (as a percentage of Assets):	none	none
Acquired Fund Fees and Expenses	1.02%	1.02%
Expenses (as a percentage of Assets)	1.02%	1.52%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: VERY AGGRESSIVE (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	104	325	564	1,248
R CLASS	155	481	830	1,811

Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies
One Choice Portfolio: Very Aggressive is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy generally invests in equity securities. However, if the portfolio managers believe it is prudent, the fund may invest a portion of its assets in fixed-income securities and cash equivalent securities.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	100.00%
Core Equity Plus Fund	4.75%
Emerging Markets Fund	7.50%
Equity Growth Fund	12.25%
Growth Fund	12.50%
Heritage Fund	9.00%
International Growth Fund	10.00%
Large Company Value Fund	11.50%
Mid Cap Value Fund	8.00%
NT Disciplined Growth Fund	4.00%
NT Global Real Estate Fund	3.00%
NT International Small-Mid Cap Fund	3.00%
NT International Value Fund	8.00%
Small Company Fund	6.50%

Fixed-Income Securities (Bond Funds)	0.00%

Cash Equivalents (Money Market Funds)	0.00%

The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	75-100%	0-10%	0-15%

Principal Risks

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 15.67% Lowest Performance Quarter (4Q 2008): -22.24%
Average Annual Total Returns For the calendar year ended December 31, 2014
Average Annual Total Returns American Century Asset Allocation Portfolio ONE CHOICE PORTFOLIO: VERY AGGRESSIVE	Label	1 Year		5 Years		10 Years		Inception Date
INVESTOR CLASS	Investor Class Return Before Taxes	7.96%		12.25%		7.33%		Sep. 30, 2004
INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	7.34%		11.98%		6.82%		Sep. 30, 2004
INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.74%		9.78%		5.83%		Sep. 30, 2004
R CLASS	R Class Return Before Taxes	7.44%	[1]	11.68%	[1]	6.80%	[1]	Mar. 20, 2015
Russell 3000 Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.56%		15.62%		7.94%
Barclays US Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%		4.45%		4.71%
[1]	Historical performance for R Class prior to its inception is based on the performance of Investor Class shares. R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.